Risk and sensitivity analysis	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Risk and sensitivity analysis	C6 Risk and sensitivity analysis
The Group’s risk framework and the management of risks attaching to the Group’s consolidated financial statements including financial assets, financial liabilities and insurance liabilities, together with the inter-relationship with the management of capital, have been included in the audited sections of the Risk review report.
The financial and insurance assets and liabilities on the Group’s statement of financial position are, to varying degrees, subject to market and insurance risk and other changes of assumptions that may have an effect on IFRS basis profit or loss and shareholders’ equity as described below. The market and insurance risks and also sustainability-related risks, including how they affect Group’s operations and how these are managed, are discussed in the Risk review report referred to above. The sustainability-related risks discussed in the Risk review report include in particular the potential long-term impact of environmental risks associated with climate change (including physical and transition risks) on the Group’s investments and liabilities.
During 2025 the Group continued to perform scenario testing of plausible global responses to climate change, which assess the possible financial consequences of climate change on the Group's business. Though the Group faces potential financial risks and impacts from plausible global responses to climate change, the results for the Group’s scenario testing are not outside observed market volatility, suggesting no immediate need for explicit climate considerations in the current valuations of the Group’s investment portfolio. The Group remains mindful of the limitations within the results of the scenario testing and that the models for the testing continue to change and evolve. Additionally, the Group’s climate scenario analysis currently does not incorporate potential management actions the Group could take to mitigate adverse impacts of climate change. Given the current lack of developed methodologies and tools to isolate climate-related illnesses and deaths, the Group is currently unable to robustly isolate the effects of climate on morbidity and mortality risks on the Group’s life and health book. At this stage, the Group’s claims and lapses assumptions for its life and health insurance business do not include additional assumptions related to the impacts of climate change over and above those that arise from the annual review of experience. The Group continues to monitor industry practice, and will over time refine its approach as data quality and methodologies improve.
The Group benefits from diversification achieved through the geographical spread of the Group’s operations and, within those operations, through a broad mix of product types. The simplified sensitivities below are calculated at the individual business unit level and aggregated to show the Group impact and no group-level adjustments from diversification have been made.
Relevant correlation factors include:
–Correlation across geographic regions for both financial and non-financial risk factors; and
–Correlation across risk factors for mortality and morbidity, expenses, persistency and other risks.
The geographical diversity of the Group’s business means that it has some exposure to the risk of foreign exchange rate fluctuations where a group undertaking has a functional currency that differs from the US dollar, the Group’s presentation currency. Consistent with the Group’s accounting policies, the profits of these business units are translated at average exchange rates and shareholders’ equity at the closing rate for the reporting period. For 2025 and 2024, the rates for the most significant operations are given in note A1. The Group has no exposure to currency fluctuation from business units that operate in USD, or currencies pegged to the USD (such as HKD), and reduced exposure to currencies partially managed to the USD within a basket of currencies (such as SGD). The impact of changes of foreign exchange rates on the Group’s assets and liabilities from the above exposure, after reflecting the impact of the designated net investment hedge, is recorded as part of other comprehensive income and in 2025 represented a gain of $443 million (2024: loss of $(309) million), which corresponds to 3 per cent of opening shareholders’ equity (2024: 2 per cent). Additionally, note B1.1 ‘Segment results’ shows the Group’s segment and total profit for
2024 as if it had been prepared using the same exchange rates as 2025 (ie on a CER basis) giving an indication of how foreign exchange rates impact the Group’s profit or loss.
A 5 per cent decrease (weakening of the US dollar) or increase (strengthening of the US dollar) in these rates would have increased or decreased profit for the year and shareholders’ equity of the Group respectively as follows:

	31 Dec 2025 $m		31 Dec 2024 $m
Change in local currency to $ exchange rates	Decrease of 5%	Increase of 5%	Decrease of 5%	Increase of 5%
Profit after tax for the year	123	(111)	102	(92)
Shareholders’ equity	747	(676)	624	(565)
The Group is also exposed to foreign exchange gains and losses on assets and liabilities held by the Group’s undertakings in a currency other than their functional currency. These will often be managed by derivatives or by having assets and liabilities that match in terms of currency.
C6.1 Sensitivity to key market risks
The table below shows the sensitivity of the Group's profit after tax, shareholders’ equity and CSM as at 31 December 2025 and
2024 to the following market risks:
–1 per cent increase and 0.5 per cent decrease in observable risk-free interest rates (as described in note A3) in isolation and subject to a floor of zero; and
–Instantaneous 10 per cent rise and 20 per cent fall in the market value of equity and property assets. The equity risk sensitivity analysis assumes that all equity indices fall by the same percentage.
The sensitivity results assume instantaneous market movements and hence reflect the current investment portfolio and all consequential impacts as at valuation date. If the economic conditions set out in the sensitivities persisted, the financial impacts may differ to the instantaneous impacts shown below. These sensitivity results allow for limited management actions such as changes to future policyholder bonuses and re-pricing for medical business, where applicable. In practice, the market movements would be expected to occur over time and rebalancing of investment portfolios would likely be carried out to mitigate the impact of the stresses as presented below. Management could also take additional actions to help mitigate the impact of these stresses, including but not limited to, market risk hedging, increased use of reinsurance, repricing of in-force benefits, changes to new business pricing and the mix of new business being sold.
The sensitivity of the Group’s results to market risks primarily arises from the Group’s insurance businesses.
The impact of changes in interest rates and equity values impacts both assets and liabilities. For assets backing insurance contract liabilities and those related liabilities, these impacts will vary depending on whether insurance contracts are classified as VFA or
GMM. In addition, there will be impacts from other shareholder assets that back IFRS shareholders’ equity rather than insurance contract liabilities. The vast majority of the Group’s investments are classified as FVTPL and so movements as a result of interest rate and equity markets directly impact profit, unless they are offset by corresponding movements in the Group’s liabilities.
For VFA contracts (which include the majority of the Group’s participating and unit-linked contracts but not all as discussed in note
A3), movements in underlying assets are matched by a movement in insurance liabilities. Changes in BEL and RA as a result of a change in discount rate or from changes in the variable fee (that is dependent on the value of underlying assets) are taken as a change to the CSM with no immediate impact on profit or shareholders’ equity. There will, however, be an impact on profit and shareholders’ equity from changes to the CSM amortisation as a result of changes both to the CSM and the discounting of the coverage units. Onerous contracts with no CSM will also have impacts going directly to the income statement.
For GMM contracts, the CSM is calculated on a locked-in basis (ie using discount rates applied at the dates of initial recognition of each group of contracts), whereas the BEL and RA are calculated using a current discount rate. This accounting mismatch passes through the income statement. The impact will depend on whether the BEL is an asset or a liability. For BEL assets, which are largely offset by CSM liabilities (ie for certain protection contracts where future premiums are expected to exceed future claims and expenses), increases in interest rates will reduce the BEL asset with no impact on the CSM liability and hence reduce profit.
For a BEL liability, where the BEL and CSM liabilities are backed by invested assets (eg certain universal life contracts), there are likely to be offsetting asset impacts (for example BEL liabilities and bond values will both reduce as interest rates increase) and the impact on profit will be dependent on any mismatches between assets and liabilities together with the impact of the CSM being calculated on a locked-in basis.
For other shareholder assets that are not backing insurance contract liabilities, increases in interest rates and falls in equity markets reduce asset values, which under the Group’s accounting policy pass directly through the income statement and hence reduce profit (vice versa for decreases in interest rates and increases in equity markets).
The income statement volatilities stated above lead to a volatility in the shareholders’ equity to the same extent.
For the Group’s asset management business, Eastspring, the profit for the period is sensitive to the level of assets under management as this significantly affects the value of management fees earned by the business in the current and future periods.
Assets under management will rise and fall as market conditions change with a consequential impact on profitability. The effect on future asset management fees is not reflected in the table below.
In addition, Eastspring holds a small amount of investments directly on its balance sheet, including investments in respect of seeding capital into retail funds it sells to third parties (see note C1.1). Eastspring’s profit will therefore have some direct exposure to the market movements of these investments.
At 31 December 2025 and 2024, the Group’s central operations did not hold significant financial investments other than short-
term deposits and money market funds held by the Group’s treasury function for liquidity purposes and so there is immaterial sensitivity to market movements for these investments. In addition, the central operations hold some derivatives that are used to reduce or manage investment, interest rate and currency exposures.

Base values	2025 $m	2024 $m
Profit after tax for the year for the Group	4,119	2,415
Group shareholders’ equity as at 31 Dec	20,117	17,492
CSM as at 31 Dec including JVs and associates	25,005	21,960

	31 Dec 2025 $m		31 Dec 2024 $m
Interest rates and consequential effects	-0.5%	+1%	-0.5%	+1%
Increase (decrease) to shareholders’ equity:
Financial assets note	8,805	(15,413)	7,690	(13,462)
Net insurance contract liabilities (including CSM) note	(8,169)	14,000	(7,324)	12,474
Net effect on shareholders' equity	568	(1,222)	348	(878)
Increase (decrease) to profit after tax:
Net effect on profit after tax	609	(1,299)	380	(940)
Increase (decrease) to CSM liability:
CSM note	390	(1,069)	395	(975)

	31 Dec 2025 $m		31 Dec 2024 $m
Equity/property market values	-20%	+10%	-20%	+10%
Increase (decrease) to shareholders’ equity:
Financial assets note	(16,935)	8,374	(14,133)	7,075
Net insurance contract liabilities (including CSM) note	15,802	(7,855)	13,132	(6,628)
Net effect on shareholders' equity	(756)	341	(689)	302
Increase (decrease) to profit after tax:
Net effect on profit after tax	(817)	370	(738)	325
Increase (decrease) to CSM liability:
CSM note	(1,937)	917	(1,479)	651
Note
The sensitivity effects shown above reflect the pre-tax effects on the financial assets, net insurance contract liabilities and CSM as presented on the Consolidated statement of financial position, together with the Group’s share of the relevant amounts of its joint ventures and associates. Changes to the results of the Africa insurance operations from interest rate or equity price changes would not materially impact the Group’s results.
The sensitivity of the Group’s businesses presented as a whole at a given point in time will also be affected by a change in the relative size of the individual businesses.
C6.2 Sensitivity to insurance risks
For insurance operations, adverse persistency experience can impact the overall IFRS profitability of certain types of business written. This risk is managed at a business unit level through regular monitoring of experience and the implementation of management actions as necessary. These actions could include product enhancements or increased management focus on premium collection, as well as other customer retention efforts. The potential financial impact of lapses is often mitigated through the specific features of the products, eg surrender charges, or through the availability of premium holiday or partial withdrawal policy features. The effects of these management actions have not been factored into the sensitivities below.
In addition, many of the business units are exposed to mortality and morbidity risk and changes in maintenance expense level.
Changes to the assumed levels of persistency, mortality, morbidity and expenses from that when the contract is first recognised will impact the overall profitability of the insurance contract. These risks are managed on a portfolio basis and reinsurance can be used to mitigate the risk the Group has. In particular for certain medical contracts, product repricing is a key management action that is embedded in the process to mitigate morbidity risk. A degree of medical product repricing is assumed to have been undertaken in the mortality and morbidity sensitivity results shown in the table below.
In terms of the impact on the Group’s financial results, changes to shareholders’ equity or profit or loss will occur over the life of the contract, as changes to future cash flows from altered assumptions are recognised as an increase or decrease of CSM (except for onerous contracts), which is then amortised to profit and loss (and hence shareholders’ equity) over time.
The table below shows how the shareholders’ equity and CSM would have increased or decreased if changes in the future assumptions in insurance risk that were reasonably possible at the reporting date had occurred. This analysis presents the sensitivities both before and after risk mitigation by reinsurance and assumes that the other variables remain constant.

	2025 $m
	Net effect on shareholders’ equity and profit after tax attributable to equity holders		Net effect on CSM
Sensitivity to insurance risk:	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance
Maintenance expenses – 10% increase	(77)	(75)	(487)	(489)
Lapse rates – 10% increase	(152)	(110)	(1,620)	(1,775)
Mortality and morbidity – 5% increase	(115)	(105)	(813)	(341)

	2024 $m
	Net effect on shareholders’ equity and profit after tax attributable to equity holders		Net effect on CSM
Sensitivity to insurance risk:	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance
Maintenance expenses – 10% increase	(73)	(72)	(422)	(424)
Lapse rates – 10% increase	(97)	(72)	(1,435)	(1,593)
Mortality and morbidity – 5% increase	(110)	(108)	(689)	(269)
A 10 per cent decrease in the maintenance expense and lapse rate assumptions would have a broadly similar opposite effect on profit and shareholders’ equity to the sensitivities shown above. The effect from a 5 per cent decrease in mortality and morbidity assumptions is dependent on the degree of product repricing assumed to have been undertaken.